Share Based Compensations - Schedule of Share-Based Compensation (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Share Based Compensations [Abstract]
Cost of revenues	$ 24,810
Research and development, net	38,514
Sales and marketing	18,315
General and administrative	72,811 [1]
Total expenses	$ 154,450

[1]	Including $2,643 related to warrants to purchase up to 20,000 Ordinary Shares issued to two advisors (see Note 12).